MML SERIES INVESTMENT FUND

MML Small/Mid Cap Value Fund

Supplement dated June 27, 2014 to the

Prospectus dated May 1, 2014 and the

Summary Prospectus dated May 1, 2014

This supplement provides new and additional information beyond that contained in the Prospectus and the Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and the Summary Prospectus, and any previous supplements.

The following information replaces the information found under the heading Portfolio Managers in the section titled Management (page 94 in the Prospectus).

Portfolio Manager: James MacGregor, CFA is Chief Investment Officer for U.S. Small & Mid Cap Value and a Portfolio Manager at AllianceBernstein. He has managed the Fund since December 2007.

The following information replaces certain information for AllianceBernstein L.P. found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 111 of the Prospectus:

James MacGregor, CFA

is the portfolio manager of the MML Small/Mid Cap Value Fund. Mr. MacGregor became Chief Investment Officer for U.S. Small & Mid Cap Value in 2009 and has been Director of Research for U.S. Small & Mid Cap Value for AllianceBernstein since 2004. Previously, he was a Senior Research Analyst covering the banking, energy, industrial commodity, transportation, and aerospace & defense industries for AllianceBernstein’s Small and Mid-Cap Value equity services. Prior to joining AllianceBernstein in 1998, he was a sell-side research analyst at Morgan Stanley and Co., where he covered U.S. Packaging and Canadian Paper stocks.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

L7352-14-07

SMCV-14-01

MML SERIES INVESTMENT FUND

Supplement dated June 27, 2014 to the

Statement of Additional Information dated May 1, 2014

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

Effective immediately, the information for Andrew Weiner under AllianceBernstein L.P. found on page B-164 in the section titled Appendix C – Additional Portfolio Manager Information is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI L7352-14-02